SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Depreciation and Amortization (Details) - USD ($)	12 Months Ended
	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021
Accounting Policies [Abstract]
Depreciation	$ 620,659,000	$ 591,748,000	$ 512,051,000
Amortization—Deferred transition	339,139,000	280,093,000	297,216,000
Amortization—Intangible assets	440,957,000	438,897,000	312,706,000
Operating lease cost	868,082,000	769,806,000
Other	12,248,000	7,672,000
Total depreciation, amortization and other	$ 2,281,085,000	$ 2,088,216,000	$ 1,891,242,000